GOODWILL	12 Months Ended
Dec. 31, 2011
GOODWILL
GOODWILL

8. GOODWILL

The changes in the carrying amount of goodwill by segment for the years ended December 31, 2010 and 2011 were as follows:

	Better Schools			Better Jobs
	Tutoring	K-12 Schools	Subtotal	Career Enhancement	Colleges	Subtotal	Consolidated
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Balance as of January 1, 2010	460,521	244,865	705,386	165,425	157,781	323,206	1,028,592
Foreign currency translation adjustments	(11,529)	(7,382)	(18,911)	(3,876)	(5,250)	(9,126)	(28,037)
Balance as of December 31, 2010	448,992	237,483	686,475	161,549	152,531	314,080	1,000,555
Goodwill acquired during the year	100,266	—	100,266	266,963	—	266,963	367,229
Goodwill impairment on assets held for use (See note (i) below)	—	(25,336)	(25,336)	—	—	—	(25,336)
Goodwill balance reclassified as assets held for sale (Note 24(b))	—	—	—	—	(51,754)	(51,754)	(51,754)
Goodwill impairment upon reclassification as held for sale (Note 24(b))	—	—	—	—	(8,928)	(8,928)	(8,928)
Goodwill impairment on disposals (Note 24(c))	(75,528)	—	(75,528)	(12,354)		(12,354)	(87,882)
Foreign currency translation adjustments	(18,830)	(2,946)	(21,776)	(7,083)	(5,639)	(12,722)	(34,498)
Balance as of December 31, 2011	454,900	209,201	664,101	409,075	86,210	495,285	1,159,386

Note (i) As set out in Note 24 (b) the Company plans to dispose of 21st School. Due to the Company’s significant continuing involvement in the school beyond the disposal date the school remains as held for use. Due to the decision to dispose of the school and enter into an agreement for the operating rights, 21st School was classified as a separate asset group. The expectation that 21st School will be sold is a triggering event to assess impairment.  21st School’s net assets including the related goodwill were RMB 342 million, which was greater than the recoverable amount of the asset group, and so failed Step 1 of the impairment test. Step 2 of the impairment test, comparing this to the estimated proceeds of RMB 317 million, or fair value, resulted in an impairment loss of RMB 25 million on 21st school which was allocated to the long-lived assets of the group on a pro rata basis using the relative carrying amounts of those assets. However, as the impairment loss that can be allocated to any individual long-lived asset is limited to its fair value, all of this impairment charge was allocated to the goodwill of the 21st school reporting unit.